Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2024	December 31, 2023
Quebrada Blanca (a)	Region I, Chile	40%	$889	$1,104
Carmen de Andacollo	Region IV, Chile	10%	30	18
Elkview Mine Limited Partnership (b)	British Columbia, Canada	5%	—	126
Compañía Minera Zafranal S.A.C. (c)	Arequipa Region, Peru	20%	100	56
			$1,019	$1,304

a) Quebrada Blanca

The non-controlling interest in QBSA consists of SMM/SC, who subscribed for a 30% indirect interest in QBSA in 2019, and Codelco, a Chilean state-owned company that holds a 10% preference share interest. Codelco’s interest in QBSA does not require Codelco to make contributions toward QBSA’s capital spending.

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.
30. Non-Controlling Interests (continued)

(CAD$ in millions)	December 31, 2024	December 31, 2023
Summarized balance sheet
Current assets	$1,492	$1,025
Current liabilities	1,286	1,576
Current net assets (liabilities)	206	(551)

Non-current assets	23,244	20,931
Non-current liabilities	17,358	14,378
Non-current net assets	5,886	6,553
Net assets	$6,092	$6,002

Accumulated non-controlling interests	$889	$1,104

Summarized statement of comprehensive income (loss)
Revenue	$2,376	$595

Loss for the period	(1,200)	(465)
Other comprehensive income (loss)	219	(76)
Total comprehensive loss	$(981)	$(541)

Loss allocated to non-controlling interests	$(462)	$(188)

Summarized cash flows
Cash flows provided by (used in) operating activities	$554	$(506)
Cash flows used in investing activities	(1,407)	(3,203)
Cash flows provided by financing activities	841	3,751
Effect of exchange rates on cash and cash equivalents	9	(4)
Increase (decrease) in cash and cash equivalents	$(3)	$38